Form 13F

                             FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:               March 31, 2002

Check here if Amendment [   ]:  Amendment Number:
This Amendment (Check only one):  [  ] is a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Legg Mason Wood Walker, Incorporated
Address:          100 Light Street
                  Baltimore, MD  21202

13F File Number : 28-5474

 The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manger:

Name:    Andrew J. Bowden
Title:   Vice President & Deputy General Counsel
Phone:   410-539-0000
Signature                             Place                 Date of signing



______________________________________________________________________________
/s/ Andrew J. Bowden                  Baltimore, MD         May 15, 2002

Report Type (Check only one):

[    ]  13F HOLDINGS REPORT

[ X  ]  13F NOTICE

[    ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.






                                               FORM 13F SUMMARY PAGE

Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A